Tax situation (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income Tax Explanatory [Line Items]
Current income tax expense	$ 23,837	$ 39,444	$ 14,222
Deferred income tax expense (benefit)	(5,825)	14,060	541
Income tax expense (benefit)	18,012	53,504	14,763
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Current Peruvian tax returns	3,877	41,105	98,319
Royalties and mining taxes	4,944	10,249	21,721
Other taxes	211	323	639
Income tax prior year adjustments	(2,006)	(2,092)	(1,766)
Income tax prior years refunds	0	(6,458)	0
Current income tax expense	7,026	43,127	118,913
Deferred income tax expense (benefit)	0	0	483,804
Income tax expense (benefit)	$ 7,026	$ 43,127	$ 602,717